Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments for operating leases

Future minimum lease payments for operating leases having an initial or remaining non-cancellable lease term in excess of one year are as follows:

Years ending December 31,
2016	$88,812
2017	92,624
2018	71,967
Total minimum payments	$253,403

Schedule of future minimum payments under certain license arrangements

Certain license arrangements require minimum royalty payments. As of December 31, 2015, future minimum payments under these arrangements are as follows:

Years ending December 31,
2016	$50,000
2017	60,000
2018	50,000
2019	50,000
2020	50,000
Thereafter	320,000
Total minimum payments	$580,000